Provision for Environmental Rehabilitation	12 Months Ended
Dec. 31, 2014
Provision for Environmental Rehabilitation
17.	PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2014	December 31, 2013
Provision for environmental rehabilitation
Opening balance	269.2	373.6
Addition to liabilities - continuing operations	36.7	10.3
Liabilities settled - continuing operations	(2.8)	(2.5)
Accretion of liability - continuing operations	15.4	10.4
Accretion of liability - discontinued operations	—	2.2
Barrick Yilgarn asset purchase	—	55.0
Disposal of discontinued operations	—	(154.9)
Foreign currency translation adjustment	(18.4)	(24.9)

Closing balance	300.1	269.2

* South African, Ghanaian, Australian and Peruvian mining companies are required by law to undertake rehabilitation works as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:

- Ghana - secured cash deposits (refer note 14) and reclamation bonds underwritten by banks to secure estimated costs of rehabilitation,

- South Africa - contributions into environmental trust funds (refer note 14) and guarantees,

- Australia - unconditional bank-guaranteed performance bonds to secure the estimated costs, and

- Peru - guarantees with annual deposits for proper compliance with the Mine Closure Plan.

The provision is calculated using the following undiscounted closure cost estimates:

	December 31, 2014	December 31, 2013
South Africa	32.3	33.3
Ghana	89.4	83.3
Australia	212.7	196.6
Peru	56.4	42.0

Total closure cost estimate [1]	390.8	355.2

(1)	Includes discounting of $90.7 million in the year ended December 31, 2014 (December 31, 2013: $86.0 million) in order to reconcile the gross closure cost estimate of $390.8 million (December 31, 2013: $355.2 million) to the provision for environmental rehabilitation of $300.1 million (December 31, 2013: $269.2 million)